Document and Entity Information	Feb. 28, 2023
Cover [Abstract]
Entity Registrant Name	Owl Rock Capital Corp II
Amendment Flag	false
Entity Central Index Key	0001655887
Document Type	8-K
Document Period End Date	Feb. 28, 2023
Entity Incorporation State Country Code	MD
Entity File Number	814-01219
Entity Tax Identification Number	47-5416332
Entity Address, Address Line One	399 Park Avenue
Entity Address, Address Line Two	38th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	419-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false